Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Cash and Cash Equivalents

Cash and cash equivalents at the end of the reporting period as shown in the consolidated statements of financial position and cash flows is comprised of the following:

	December 31, 2017		December 31, 2016
Cash and bank balances	Ps.	73,774	Ps.	18,140
Cash equivalents (see Note 3.5)		23,170		25,497

	Ps.	96,944	Ps.	43,637